Leases and commitments - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Cash payments for operating leases included in operating activities	$ 26.2	$ 31.5	$ 41.0
Cash payments for finance leases included in financing activities	0.1	0.2	$ 1.4
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$ 21.3	$ 14.7